SCHEDULE OF INVESTMENTS

Corporate Bond (in thousands)	MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,320	$1,321
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	879	889
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,700	1,661
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1-15-28	881	885
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2-15-29	2,250	2,261
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,717	2,655

TOTAL ASSET-BACKED SECURITIES – 1.8%		$9,672

(Cost: $9,619)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 1.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.464%, 7-23-22	1,000	1,035
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	492
4.600%, 10-15-38	3,000	3,217
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1-15-25	815	832
Time Warner, Inc. (GTD by Historic TW, Inc.), 2.950%, 7-15-26	1,000	947

		6,523

Integrated Telecommunication Services – 1.7%
AT&T, Inc., 3.600%, 2-17-23	3,500	3,569
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	3,706

5.250%, 3-16-37	1,250	1,410
4.812%, 3-15-39	559	601

		9,286

Interactive Home Entertainment – 0.3%
Activision Blizzard, Inc., 2.300%, 9-15-21	1,750	1,726

Interactive Media & Services – 0.6%
Alphabet, Inc., 3.375%, 2-25-24	2,950	3,069

Movies & Entertainment – 0.5%
Walt Disney Co. (The), 4.125%, 6-1-44	2,574	2,745

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	500	480

Wireless Telecommunication Service – 1.2%
Crown Castle Towers LLC, 3.663%, 5-15-25(A)	2,450	2,477
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	2,188	2,187
Vodafone Group plc, 4.125%, 5-30-25	2,000	2,038

		6,702

Total Communication Services - 5.6%		30,531

Consumer Discretionary
Auto Parts & Equipment – 0.3%
Lear Corp., 3.800%, 9-15-27	1,750	1,678

Automobile Manufacturers – 0.2%
General Motors Co., 5.000%, 10-1-28	1,250	1,248

Education Services – 0.2%
President and Fellows of Harvard College, 3.150%, 7-15-46	500	474
University of Southern California, 3.028%, 10-1-39	500	470

		944

Footwear – 0.9%
NIKE, Inc., 3.875%, 11-1-45	4,500	4,605

General Merchandise Stores – 0.5%
Target Corp., 3.375%, 4-15-29	2,750	2,788

Home Improvement Retail – 0.5%
Home Depot, Inc. (The), 4.200%, 4-1-43	2,800	2,921

Hotels, Resorts & Cruise Lines – 0.6%
Royal Caribbean Cruises Ltd., 3.700%, 3-15-28	3,500	3,376

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc., 4.800%, 12-5-34	2,870	3,338

Restaurants – 0.3%
Starbucks Corp., 4.000%, 11-15-28(B)	1,500	1,569

Total Consumer Discretionary - 4.1%		22,467

Consumer Staples
Agricultural Products – 0.2%
Archer Daniels Midland Co., 3.375%, 3-15-22	1,000	1,023

Brewers – 1.8%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36(A)	6,000	6,002
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	750	799
Heineken N.V., 3.500%, 1-29-28(A)	2,000	2,012
Molson Coors Brewing Co., 2.250%, 3-15-20	1,000	993

		9,806

Distillers & Vintners – 0.7%
Bacardi Ltd., 4.450%, 5-15-25(A)	2,565	2,588
Constellation Brands, Inc.:
2.650%, 11-7-22	1,000	987
4.500%, 5-9-47	500	484

		4,059

Drug Retail – 0.2%
CVS Health Corp.:
2.800%, 7-20-20	75	75
4.100%, 3-25-25	1,000	1,027

		1,102

Household Products – 1.1%
Clorox Co. (The), 3.100%, 10-1-27	4,000	3,943
Procter & Gamble Co. (The), 2.700%, 2-2-26	2,000	1,991

		5,934

Hypermarkets & Super Centers – 0.5%
Walmart, Inc., 3.700%, 6-26-28	2,500	2,632

Packaged Foods & Meats – 2.1%
General Mills, Inc., 4.200%, 4-17-28	2,250	2,340
Mars, Inc., 3.875%, 4-1-39(A)	2,625	2,642
Nestle Holdings, Inc., 3.900%, 9-24-38(A)	3,500	3,650
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	1,250	1,202
3.350%, 2-1-22(A)	1,500	1,468

		11,302

Soft Drinks – 0.9%
Coca-Cola Co. (The), 1.550%, 9-1-21	1,500	1,466
PepsiCo, Inc.:
1.700%, 10-6-21	1,000	979
3.450%, 10-6-46	2,500	2,413

		4,858

Tobacco – 0.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.490%, 2-14-22	830	843

Total Consumer Staples - 7.6%		41,559

Energy
Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12-15-22	3,000	2,982
3.337%, 12-15-27	2,000	1,946

		4,928

Oil & Gas Exploration & Production – 2.1%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,500	1,519
3.814%, 2-10-24	3,000	3,120
Canadian Natural Resources Ltd., 3.850%, 6-1-27	3,500	3,506
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	218	224
EQT Corp.:
8.125%, 6-1-19	1,575	1,588
3.000%, 10-1-22	1,450	1,424

		11,381

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 3.246%, 2-26-21(C)	2,000	2,000

Oil & Gas Storage & Transportation – 5.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	1,952
Colonial Pipeline Co., 4.250%, 4-15-48(A)	1,000	1,011
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	1,000	1,017
Enbridge, Inc., 2.900%, 7-15-22	2,000	1,995
Energy Transfer Partners L.P., 4.200%, 4-15-27	2,000	2,011
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	1,400	1,423
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,028
4.500%, 12-15-26	1,750	1,794
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	2,500	2,598
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	1,500	1,514
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	2,000	1,985
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	500	513
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,381

TransCanada PipeLines Ltd., 5.100%, 3-15-49	3,000	3,234
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	1,000	1,018
Williams Partners L.P.:
3.750%, 6-15-27	500	497
4.850%, 3-1-48	1,500	1,497

		27,468

Total Energy - 8.4%		45,777

Financials
Asset Management & Custody Banks – 1.3%
Ares Capital Corp.:
3.875%, 1-15-20	280	281
4.250%, 3-1-25	2,000	1,953
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	2,250	2,315
State Street Corp.:
4.375%, 3-7-21	1,250	1,292
2.650%, 5-19-26	1,000	979

		6,820

Consumer Finance – 1.7%
American Express Credit Corp., 2.200%, 3-3-20	2,000	1,991
Capital One Financial Corp.:
4.200%, 10-29-25	1,500	1,526
3.750%, 7-28-26	1,000	975
Discover Financial Services, 3.950%, 11-6-24	1,500	1,528
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,554
3.810%, 1-9-24	1,500	1,421
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	500	498

		9,493

Diversified Banks – 13.5%
Australia and New Zealand Banking Group Ltd., 2.125%, 8-19-20	1,000	992
Banco Santander S.A., 3.500%, 4-11-22	1,250	1,262
Bank of America Corp.:
2.503%, 10-21-22	4,000	3,951
4.244%, 4-24-38	2,000	2,056
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 3.503%, 2-5-26(C)	4,000	3,908
Bank of Montreal, 2.100%, 12-12-19	500	498
Bank of New York Mellon Corp. (The):
3.550%, 9-23-21	1,250	1,278
2.200%, 8-16-23	3,000	2,919
Barclays plc, 3.684%, 1-10-23	4,400	4,395
BB&T Corp.:
2.050%, 5-10-21	1,000	986
2.750%, 4-1-22	3,500	3,502
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,060
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(B)	1,500	1,471
Danske Bank A.S.:
5.000%, 1-12-22(A)	900	922
2.700%, 3-2-22(A)	1,500	1,461
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	495
3.350%, 7-26-21	1,500	1,521
HSBC Holdings plc, 3.803%, 3-11-25	2,250	2,284

Huntington Bancshares, Inc., 2.300%, 1-14-22	500	493
KeyBank N.A., 3.300%, 2-1-22	750	763
Lloyds Banking Group plc:
3.000%, 1-11-22	2,000	1,988
3.900%, 3-12-24	750	760
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	501
3.218%, 3-7-22	2,000	2,016
Mizuho Financial Group, Inc., 2.953%, 2-28-22	3,000	3,000
Royal Bank of Canada, 3.200%, 4-30-21	3,000	3,035
Santander Holdings USA, Inc., 3.400%, 1-18-23	7,500	7,506
Svenska Handelsbanken AB, 3.900%, 11-20-23	900	937
Toronto-Dominion Bank, 3.250%, 3-11-24	1,875	1,898
U.S. Bancorp, 3.375%, 2-5-24	1,000	1,023
U.S. Bank N.A., 3.450%, 11-16-21	7,000	7,139
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	984
3.069%, 1-24-23	1,500	1,503
3.900%, 5-1-45	1,000	994
4.750%, 12-7-46	500	524
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,487
2.000%, 8-19-21	1,000	982

		73,494

Diversified Capital Markets – 0.4%
Credit Suisse Group AG, 3.574%, 1-9-23(A)	2,000	2,007

Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	2,750	2,892

Insurance Brokers – 0.6%
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,013
2.750%, 1-30-22	2,000	1,999

		3,012

Investment Banking & Brokerage – 2.3%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,000	1,003
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	1,000	996
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,000
2.905%, 7-24-23	1,000	989
3.272%, 9-29-25	2,500	2,468
3.750%, 2-25-26	1,000	1,004
3.500%, 11-16-26	2,000	1,975
4.017%, 10-31-38	500	480
Morgan Stanley, 3.875%, 1-27-26	1,000	1,023
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 4.179%, 10-24-23(C)	1,500	1,524

		12,462

Life & Health Insurance – 5.0%
Aflac, Inc., 4.750%, 1-15-49	2,750	3,044
Athene Holding Ltd., 4.125%, 1-12-28	3,000	2,883

MetLife Global Funding I, 1.950%, 9-15-21(A)	2,000	1,961
MetLife, Inc., 4.050%, 3-1-45	2,500	2,502
Metropolitan Life Global Funding I, 3.450%, 10-9-21(A)	3,000	3,040
New York Life Global Funding, 2.900%, 1-17-24(A)	5,500	5,532
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	2,919
Principal Life Global Funding II, 3.000%, 4-18-26(A)	1,000	988
Protective Life Global Funding:
2.262%, 4-8-20(A)	2,500	2,487
2.700%, 11-25-20(A)	1,000	998
Sumitomo Life Insurance Co., 4.000%, 9-14-77(A)	1,000	973

		27,327

Other Diversified Financial Services – 3.3%
Citigroup, Inc.:
2.700%, 3-30-21	3,000	2,997
3.500%, 5-15-23	2,000	2,029
JPMorgan Chase & Co.:
2.295%, 8-15-21	6,000	5,932
2.700%, 5-18-23	3,000	2,971
3.625%, 12-1-27	1,500	1,492
USAA Capital Corp., 2.450%, 8-1-20(A)	2,360	2,358

		17,779

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 4.250%, 1-15-49	1,500	1,571

Regional Banks – 0.7%
PNC Bank N.A.:
2.450%, 11-5-20	264	263
3.300%, 10-30-24	1,000	1,017
SunTrust Banks, Inc., 3.200%, 4-1-24	2,500	2,519

		3,799

Specialized Finance – 1.6%
Dell International LLC and EMC Corp., 5.450%, 6-15-23(A)	3,500	3,730
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21(A)	3,000	3,078
8.100%, 7-15-36(A)	500	589
John Deere Capital Corp., 3.200%, 1-10-22	1,500	1,525

		8,922

Total Financials - 31.2%		169,578

Health Care
Biotechnology – 1.4%
Amgen, Inc.:
2.200%, 5-11-20	2,000	1,990
3.875%, 11-15-21	2,500	2,568
3.625%, 5-22-24	1,500	1,544
4.950%, 10-1-41	1,500	1,598

		7,700

Health Care Distributors – 0.5%
McKesson Corp., 3.650%, 11-30-20	2,500	2,531

Health Care Equipment – 0.9%
Becton Dickinson & Co., 3.700%, 6-6-27	3,000	2,991

Boston Scientific Corp., 4.550%, 3-1-39	1,875	1,962

		4,953

Health Care Supplies – 1.3%
Abbott Laboratories:
3.400%, 11-30-23	700	715
4.750%, 11-30-36	3,000	3,376
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3-15-35	1,752	1,914
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	1,000	989

		6,994

Managed Health Care – 1.6%
Halfmoon Parent, Inc., 3.400%, 9-17-21(A)	2,500	2,527
Humana, Inc., 2.900%, 12-15-22	5,000	4,966
UnitedHealth Group, Inc., 3.500%, 2-15-24	1,500	1,545

		9,038

Pharmaceuticals – 3.8%
Bayer U.S. Finance II LLC, 4.375%, 12-15-28(A)	2,500	2,487
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	1,500	1,488
Eli Lilly and Co., 3.875%, 3-15-39	2,500	2,564
Merck & Co., Inc., 3.900%, 3-7-39	3,750	3,866
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3-15-21	1,000	990
Pfizer, Inc., 3.900%, 3-15-39	2,500	2,563
Takeda Pharmaceutical Co. Ltd., 4.400%, 11-26-23(A)	3,000	3,154
Zoetis, Inc., 3.900%, 8-20-28	3,500	3,594

		20,706

Total Health Care - 9.5%		51,922

Industrials
Aerospace & Defense – 2.5%
BAE Systems Holdings, Inc.:
3.850%, 12-15-25(A)	1,500	1,516
4.750%, 10-7-44(A)	1,000	1,057
Boeing Co. (The), 1.650%, 10-30-20	500	491
General Dynamics Corp., 1.875%, 8-15-23	3,000	2,908
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	1,000	978
Northrop Grumman Corp.:
3.250%, 1-15-28	2,250	2,214
4.030%, 10-15-47	3,000	2,970
Rockwell Collins, Inc., 2.800%, 3-15-22	1,500	1,497

		13,631

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V., 3.850%, 11-15-27	1,000	959

Air Freight & Logistics – 0.4%
FedEx Corp., 3.300%, 3-15-27	2,000	1,973

Airlines – 1.1%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	3,000	2,955
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	2,000	1,900

Sydney Airport Finance, 3.625%, 4-28-26(A)	1,000	999

		5,854

Environmental & Facilities Services – 0.7%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	1,000	984
4.100%, 3-1-45	2,500	2,584

		3,568

Industrial Conglomerates – 0.5%
Ingersoll-Rand Luxembourg Finance S.A., 3.800%, 3-21-29	2,575	2,614

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,100

Research & Consulting Services – 0.3%
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	1,875	1,910

Trucking – 0.3%
J.B. Hunt Transport Services, Inc. (GTD by J.B. Hunt Transport, Inc.), 3.875%, 3-1-26	1,875	1,903

Total Industrials - 6.2%		33,512

Information Technology
Communications Equipment – 0.1%
L-3 Communications Corp., 3.850%, 12-15-26	500	509

Data Processing & Outsourced Services – 0.8%
Visa, Inc.:
2.800%, 12-14-22	3,000	3,030
4.150%, 12-14-35	1,000	1,092

		4,122

Electronic Components – 0.6%
Maxim Integrated Products, Inc., 3.450%, 6-15-27	3,500	3,376

Electronic Equipment & Instruments – 0.3%
Keysight Technologies, Inc., 4.600%, 4-6-27	1,500	1,552

It Consulting & Other Services – 0.7%
IBM Credit LLC, 3.600%, 11-30-21	3,500	3,575

Semiconductor Equipment – 0.3%
Lam Research Corp., 3.750%, 3-15-26	1,875	1,910

Semiconductors – 1.9%
Intel Corp.:
3.100%, 7-29-22	1,000	1,018
4.000%, 12-15-32	1,500	1,644
4.100%, 5-19-46	3,000	3,176
QUALCOMM, Inc.:
4.650%, 5-20-35	1,500	1,548
4.800%, 5-20-45	500	510
Texas Instruments, Inc., 3.875%, 3-15-39	2,500	2,593

		10,489

Systems Software – 1.4%
CA, Inc., 5.375%, 12-1-19	1,080	1,095

Microsoft Corp.:
2.650%, 11-3-22	2,000	2,013
3.500%, 2-12-35	4,500	4,567

		7,675

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.:
2.400%, 5-3-23	4,000	3,963
3.200%, 5-11-27	1,500	1,514
4.500%, 2-23-36	1,500	1,681

		7,158

Total Information Technology - 7.4%		40,366

Materials
Diversified Metals & Mining – 0.6%
Anglo American Capital plc:
3.750%, 4-10-22(A)	1,500	1,504
3.625%, 9-11-24(A)	1,000	992
4.500%, 3-15-28(A)	750	750

		3,246

Specialty Chemicals – 0.3%
Methanex Corp., 5.250%, 3-1-22	1,404	1,447

Total Materials - 0.9%		4,693

Real Estate
Health Care REITs – 0.3%
Senior Housing Properties Trust, 4.750%, 2-15-28	1,500	1,395

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust, 3.950%, 1-15-28	3,700	3,393

Industrial REITs – 0.1%
Aircastle Ltd., 5.500%, 2-15-22	598	628

Specialized REITs – 2.2%
American Tower Corp.:
3.070%, 3-15-23(A)	1,500	1,496
3.000%, 6-15-23	2,500	2,493
4.400%, 2-15-26	1,000	1,044
3.125%, 1-15-27	1,000	959
American Tower Trust I, 3.652%, 3-23-28(A)	1,000	1,006
Crown Castle International Corp.:
2.250%, 9-1-21	500	493
5.250%, 1-15-23	1,027	1,103
3.200%, 9-1-24	1,250	1,241
4.000%, 3-1-27	2,000	2,016

		11,851

Total Real Estate - 3.2%		17,267

Utilities
Electric Utilities – 5.3%
AEP Transmission Co. LLC, 4.250%, 9-15-48	3,000	3,190
CenterPoint Energy, Inc., 4.250%, 11-1-28	5,000	5,184
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	2,926
Consumers Energy Co., 4.350%, 4-15-49	1,500	1,671
Duke Energy Carolinas LLC, 3.750%, 6-1-45	1,625	1,613
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	975
Entergy Arkansas, Inc., 4.000%, 6-1-28	1,800	1,869
Florida Power & Light Co., 3.990%, 3-1-49	1,875	1,967
Kansas City Power & Light Co., 4.200%, 3-15-48	1,000	1,040

National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,157
Southern California Edison Co., 4.125%, 3-1-48	3,000	2,876
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,500	1,659
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	259
4.300%, 10-15-48	1,250	1,348

		28,734

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1-15-49	1,500	1,610

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5-1-33	2,000	2,064

Multi-Utilities – 1.7%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,579
Berkshire Hathaway Energy Co., 2.800%, 1-15-23(B)	1,500	1,504
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	2,975
Public Service Electric and Gas Co.:
1.900%, 3-15-21	2,000	1,978
2.250%, 9-15-26	1,500	1,412

		9,448

Water Utilities – 0.4%
California Water Service Co., 5.875%, 5-1-19	2,000	2,005

Total Utilities - 8.1%		43,861

TOTAL CORPORATE DEBT SECURITIES – 92.2%		$501,533

(Cost: $492,923)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 4.439%, 3-25-35(C)	970	723
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 4.630%, 2-25-34(C)	11	—	*

		723

TOTAL MORTGAGE-BACKED SECURITIES– 0.1%		$723

(Cost: $976)

MUNICIPAL BONDS - TAXABLE
New York – 0.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,005	4,030

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	2,000	2,071

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7-15-22	750	771

TOTAL MUNICIPAL BONDS - TAXABLE – 1.2%		$6,872

(Cost: $5,774)

OTHER GOVERNMENT SECURITIES(D)
Canada - 0.6%
Province de Quebec, 7.140%, 2-27-26	2,500	3,104

South Korea - 0.2%
Korea Development Bank, 3.000%, 3-19-22	1,125	1,131

TOTAL OTHER GOVERNMENT SECURITIES – 0.8%		$4,235

(Cost: $3,838)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,014

Mortgage-Backed Obligations - 1.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 4.336%, 12-25-44(A)(C)	5,000	5,180
Government National Mortgage Association Agency REMIC/CMO, 0.017%, 6-17-45(E)	12	—	*

		5,180

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$6,194

(Cost: $6,249)

SHORT-TERM SECURITIES
Commercial Paper(F) - 1.1%
J.M. Smucker Co. (The), 2.651%, 4-1-19	6,155	6,154

Master Note - 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(G)	5,901	5,901

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (H)(I)	788	788

TOTAL SHORT-TERM SECURITIES – 2.3%		$12,843

(Cost: $12,844)

TOTAL INVESTMENT SECURITIES – 99.6%		$542,072

(Cost: $532,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,093

NET ASSETS – 100.0%		$544,165

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $99,717 or 18.3% of net assets.

(B)	All or a portion of securities with an aggregate value of $767 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(F)	Rate shown is the yield to maturity at March 31, 2019.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$9,672	$—
Corporate Debt Securities	—	501,533	—
Mortgage-Backed Securities	—	723	—
Municipal Bonds	—	6,872	—
Other Government Securities	—	4,235	—
United States Government Agency Obligations	—	6,194	—
Short-Term Securities	788	12,055	—

Total	$788	$541,284	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$532,223

Gross unrealized appreciation	12,545
Gross unrealized depreciation	(2,696)

Net unrealized appreciation	$9,849